SHARE-BASED COMPENSATION (Stock options and restricted share units Narrative) (Details) $ / shares in Units, $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 USD ($) shares gal $ / shares	Jan. 01, 2023 shares $ / shares	Jan. 01, 2023 USD ($) shares gal	Jan. 03, 2021	Dec. 31, 2023 shares $ / shares	Jan. 01, 2023 shares $ / shares	Jan. 02, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares issuable pursuant to the exercise of stock options and vesting of Treasury RSUs for the plan (in shares)	13,797,851					13,797,851
Number of shares remained authorized for future issuance under the plan (in shares)	2,105,337					2,105,337
Outstanding options exercisable (in shares)			745,902				745,902
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 42.27		$ 36.52
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | (per share)	$ 40.72	$ 33.06	$ 39.02
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 27,118		$ 32,401
Shares granted (in shares)				0
Stock Appreciation Rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of other equity instruments exercised or vested in share-based payment arrangement					0.75
Percent of other equity instruments forfeited in share-based payment arrangement					0.25
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 1,400		$ 1,500
Number of other equity instruments outstanding (in shares)	0		824,406			0	824,406
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		618,304
Number of other equity instruments forfeited in share-based payment arrangement (in shares)		206,102
Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 400		$ 400
Number of other equity instruments outstanding (in shares)	61,000		73,000			61,000	73,000	23,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | gal		0.0		0.0
Number of other equity instruments forfeited in share-based payment arrangement (in shares)		17,000
Treasury RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Treasury RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 2,100		$ 2,500
Non-Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 22,900		$ 27,800
Number of other equity instruments outstanding (in shares)	1,516,000		2,089,000			1,516,000	2,089,000	1,946,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		0		0
Number of other equity instruments forfeited in share-based payment arrangement (in shares)		630,000		201,000
Vesting period		3 years
Ratio of awards that can vest to the actual number of shares awarded		2
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options exercisable (in shares)	282,737					282,737
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options exercisable (in shares)	184,664		601,186			184,664	601,186
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares						$ 29.01	$ 29.01